Common stock (Unrecognized net compensation) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unrecognized net compensation cost related to options	$ 7.6
Weighted average period (in years)	3 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%